Common Stock (Details Narrative)) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 30, 2021	Dec. 27, 2021	Jun. 30, 2021	Apr. 15, 2021	Apr. 07, 2021	Dec. 31, 2020
Common Stock, Capital Shares Reserved For Future Issuance				413,368
Common Stock, Shares Authorized						300,000,000
Common Stock, Shares, Issued, Total	144,379,308	144,379,308	144,379,308			100,000,000		42,066,172
Shares Issued, Price Per Share						$ 0.20
Chen Agreement [Member]
Common Stock, Shares, Issued, Total					5,342
Common Stocks [Member]
Common Stock, Shares Outstanding And Reserved	26,900,000.0	163,915,625
Reserved For Conversion Of Convertible Debt To Stock	144,379,308	17,213,700
Future Exercise Of Stock Options	550,000	550,000
Shares Reserved For Warrant Conversion	452,617	452,617
Common Stock, Capital Shares Reserved For Future Issuance	17,285,625	1,320,000
RSUs for non-employee directors	1,320,000,000,000
Common Stock, Shares Authorized	300,000,000	300,000,000
Common Stock, Shares, Issued, Total	163,987,550	144,379,308
Ainos KY [Member]
Common Stock, Shares, Issued, Total						100,000,000
Shares Issued, Price Per Share						$ 0.20
StephenChen
Common Stock, Shares, Issued, Total							48,077
Bernard Cohen [Member]
Common Stock, Shares, Issued, Total					107		5,769
Lawrence Lin [Member]
Common Stock, Shares, Issued, Total				2,946	3,846		11,538
John Junyong Lee [Member]
Common Stock, Shares, Issued, Total				28,826	21,926		109,038
Ya-Ju [Member]
Common Stock, Shares, Issued, Total					20,000
Shares Issued, Price Per Share					$ 0.38
Proceed From Issuance Of Common Stock					$ 7,600
Daniel Fisher [Member]
Common Stock, Shares, Issued, Total					150,400
Shares Issued, Price Per Share					$ 0.38
Proceed From Issuance Of Common Stock					$ 57,152
Calibre Corporation [Member]
Common Stock, Shares, Issued, Total				1,491,953
Shares Issued, Price Per Share				$ 0.25
Aggregate Principal And Accrued Interest Amount				$ 372,988
i2China Management Group LLC [Member]
Common Stock, Shares, Issued, Total				413,368
Shares Issued, Price Per Share				$ 0.25
Aggregate Principal And Accrued Interest Amount				$ 103,342